Operating context, presentation of consolidated financial statements and other information	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
Operating context, presentation of consolidated financial statements and other information

1.	Operating context, presentation of consolidated financial statements and other information
a)	Operating context

Banco Santander (Brasil) S.A. (Banco Santander or Bank), directly and indirectly controlled by Banco Santander, S.A., headquartered in Spain (Banco Santander Spain), is the leading institution of the Financial and Prudential Conglomerates before the Brazilian Central Bank (Bacen), established as a joint-stock company with its headquarters located at Avenida Presidente Juscelino Kubitschek, 2041, Cj.281 - Block A - Wtorre JK - Vila Nova Conceição - São Paulo - SP. Banco Santander operates as a universal bank and conducts its operations through commercial, investment, credit, financing and investment, real estate credit, leasing, and foreign exchange portfolios. Additionally, through its subsidiaries, it also operates in the markets of payment institutions, "consórcios" management, securities and insurance brokerage, consumer lending, digital platforms, benefits management, non-performing credit management and recovery, capitalization, private pensions, as well as provision and management of food, meal, and other vouchers. These operations are conducted within a framework of institutions that do business in an integrated manner in the financial market. The corresponding benefits and costs associated with the rendered services are distributed among these entities and are realized in the ordinary course of business on a reciprocal basis.

The Board of Directors authorized the issuance of the Consolidated Financial Statements for the year ended December 31, 2025, at the meeting held on February 27, 2025.

The referenced Financial Statements have been subject to a recommendation for approval issued by the Audit Committee of Banco Santander.

b)	Basis for the presentation of the consolidated financial statements (prepared in accordance with IAS 1)

The consolidated financial statements have been prepared in accordance with the IFRS® Accounting Standards as issued by the International Accounting Standards Board (IASB) and the interpretations issued by the IFRS® Interpretations Committee (current name of the International Financial Reporting Interpretations Committee – IFRIC®).

All relevant information specifically related to Banco Santander's financial statements, and only in relation to these, is being highlighted, and corresponds to the information used by Banco Santander in its management.

c) Other information

c.1) Adoption of new standards and interpretations.

•            Amendment to IAS 21 - Effects of exchange rate changes and translation of Financial Statements: In instances where a currency is non-convertible, it can be difficult to ascertain an appropriate exchange rate. While uncommon, non-convertibility may arise when a government enforces currency controls that forbid currency exchange or restrict the amount of foreign currency transactions. The amendment to IAS 21 provides guidance on how entities should assess whether a currency is readily convertible and how to determine a spot exchange rate for currencies with limited exchangeability, as well as requires the disclosure of information that enables Financial Statement users to understand the impacts of a non-convertible currency. These changes are effective as of January 1, 2025, did not generate a material impact on Santander's consolidated financial statements.

•            Adoption of IFRS 9 for Hedge Accounting – During fiscal year 2025, Santander began applying requirements established by IFRS 9 for hedge relationships. The main impacts of this change on the accounting of hedge relationships stem fundamentally from: the separation of the time value of options, when the hedged risk is intrinsically mandatory; the separation of the forward element of currency forward contracts, for all types of hedges; and the separation of the foreign currency basis differential of a currency derivative, for each hedge relationship. The application of these options to hedges designated prior to December 31, 2025, did not generate a material impact on Santander's consolidated financial statements.

•            Global Minimum Tax – Pillar 2 - The Pillar 2 rules of the Global Minimum Tax Model Rules, approved in 2021 by the Organization for Economic Co-operation and Development (OECD), stipulate that multinational groups with revenues exceeding €750 million are subject to a minimum tax rate of 15% on adjusted accounting profit, calculated on a jurisdictional basis. The OECD supplemented these rules by approving administrative guidelines and transitional safe harbors applicable to the fiscal years 2024 to 2026. In January 2026, the application of the transitional safe harbors was extended for another year, and new permanent safe harbors were approved with the aim of simplifying the application of the Model Rules and implementing the “side-by-side agreement” reached in June 2025 within the G7, which will be applicable from 2026 to multinational groups whose ultimate parent company is in the United States.

In Brazil, Law No. 15,079, of December 27, 2024, introduced Pillar 2 in accordance with the Global Anti-Base Erosion Rules (GloBE Rules), through the institution of the Additional Social Contribution on Net Profit (CSLL), and became regulated by acts of the Special Secretariat of the Federal Revenue of Brazil of the Ministry of Finance in order to qualify as a qualified minimum tax (Qualified Domestic Minimum Top-up Tax - QDMTT). The Pillar 2 rules came into effect in Brazil from 2025 and must be calculated based on the adjusted taxes covered and the adjusted profits of all constituent entities of the same multinational group in Brazil.

The simplified rules (safe harbors) imply that the Additional CSLL is not due provided that any of the following conditions are met: (i) the effective rate calculated based on information from the Country-by-Country Reporting exceeds 16% in 2025 and 17% in 2026; (ii) the presence of the multinational group in a jurisdiction is not relevant when revenue is less than €10 million and profit before tax is less than €1 million; or (iii) profit before tax is less than the sum of tangible fixed assets and personnel expenses, adjusted by a certain percentage that varies annually.

The assessment of potential exposure to the Additional CSLL (Social Contribution on Net Income) is based on the most recent tax returns, the country-by-country report, and the financial statements of the Group's constituent entities in Brazil. Based on the assessment, the effective rates of the Additional CSLL in Brazil are higher than 15%, therefore, no potential exposure arises.

c.2) New standards and interpretations in force in future years

•                  Amendments to IFRS 9 and IFRS 7 - Amendments to the Classification and Measurement of Financial Instruments: To address issues identified during the post-implementation review of the classification and measurement requirements of IFRS 9 - Financial Instruments. The amendments are effective for reporting periods beginning on or after January 1, 2026. The Bank has not identified any material impacts from this change.

•                  IFRS 18 – Presentation and Disclosure in Financial Statements: Replaces IAS 1 – Presentation of Financial Statements. IFRS 18 introduces new subtotals and three categories for income and expenses (operating, investing and financing) in the income statement structure. It also requires companies to disclose explanations of management-defined performance measures related to the income statement.

These changes are effective for fiscal years beginning January 1, 2027. Santander is evaluating the impacts of this change.

•                  Amendments to IFRS 7, IFRS 18, IAS 1, IAS 8, IAS 36 and IAS 37 - Disclosures on Uncertainties in Financial Statements: This amendment introduces illustrative examples that reinforce the application of existing IFRS requirements for disclosing the effects of relevant uncertainties in financial statements, particularly those arising from climate risks and the transition to a low-carbon economy. The amendment emphasizes the need for greater transparency regarding materiality judgments, key assumptions, and significant sources of estimation uncertainty that may affect assets, liabilities, results, and cash flows. The changes do not introduce changes to recognition or measurement criteria, focusing instead on improving the disclosures already provided for, especially in IFRS 18 (which will replace IAS 1), IFRS 7, IAS 8, IAS 36, and IAS 37, reinforcing the consistency and alignment between financial information and the effects of climate risks and other relevant uncertainties, when material, in the financial statements. The amendments are effective for reporting periods beginning on or after January 1, 2027. Santander is evaluating the impacts of this change.

•                  Amendment to IAS 21 - Translation for a Hyperinflationary Presentation Currency: clarifies the procedures to be applied when an entity begins presenting its financial statements in a hyperinflationary presentation currency, as defined in IAS 29. The amendment defines how comparative amounts and balances should be translated when this change occurs, aiming to ensure that the information remains relevant, consistent, and comparable over time. The amendments do not alter the recognition or measurement criteria, but merely clarify the translation requirements set forth in IAS 21, including retrospective application and the treatment of the effects of inflation in the presentation currency. The impacts are concentrated exclusively on the disclosures and the form of presentation of the financial statements, without affecting the entity's performance or financial position. The amendment is effective for reporting periods beginning on or after January 1, 2027. Santander is evaluating the impacts of this amendment.

c.3) Estimates used

The consolidated results and the determination of the consolidated equity are impacted by accounting policies, assumptions, estimates, and measurement methods used by the Bank's management in the preparation of the financial statements. The Bank makes estimates and assumptions that affect the reported values of assets and liabilities for future periods. All required estimates and assumptions, in accordance with IFRSs, represent management's best estimate pursuant to the applicable standard.

In the consolidated financial statements, estimates are made by the Bank’s and the consolidated entities’ Management to quantify certain assets, liabilities, income, and expenses, as well as to disclose notes to the financial statements.

c.3.1) Critical estimates

The critical estimates and assumptions that have the most significant impact on the accounting balances of certain assets, liabilities, revenues, and expenses, and on the disclosures in the notes to the financial statements, are described below:

i.	Assessment of the fair value of certain financial instruments

Financial instruments are initially recognized at fair value, and those not measured at fair value through profit or loss are adjusted for transaction costs.

Financial assets and liabilities are subsequently measured at the end of each period using valuation techniques. This calculation is predicated on assumptions that take into account Management’s judgment based on information and prevailing market conditions on the balance sheet date.

Banco Santander classifies fair value measurements using the fair value hierarchy that reflects the model employed in the measurement process, segregating financial instruments into Level I, II, or III.

Notes 2.e and 46.c.8 detail the accounting treatment and sensitivity analysis pertaining to Financial Instruments, respectively.

ii.	Provisions for losses on credits due to impairment

The carrying value of non-recoverable financial assets is adjusted by recording a provision for loss under “Losses on financial assets (Net) – Financial Assets Measured at Amortized Cost” in the consolidated income statement. Reversals of previously recognized losses are recorded in the consolidated income statement in the period when the impairment decreases, provided there is an objectively verifiable recovery event.

When measuring the impairment loss on individually assessed loans, the Bank takes into account a range of factors related to the counterparty's condition, such as their economic and financial situation, indebtedness level, income-generating capacity, cash flow, management, corporate governance, and quality of internal controls, payment history, industry experience, contingencies, and credit limits, as well as asset characteristics, such as their nature and purpose, type, liquidity level sufficiency, and guarantees of total credit value, and also drawing on historical impairment experience and other circumstances known at the time of assessment.

To measure the impairment loss on loans assessed collectively for impairment, the Bank segregates financial assets into groups considering their credit risk characteristics and similarities, that is, according to the segment, type of assets, collateral, and other factors associated with historical impairment experience and other circumstances known at the time of assessment.

Notes 2.h and 46.b.2 detail the accounting treatment and credit risk assessment methods, respectively.

iii.	Provisions, contingent assets and liabilities

Provisions for legal and administrative proceedings are set up when the risk of loss in the legal or administrative action is assessed as probable and the amounts involved can be measured with sufficient certainty, based on their nature.

Explanatory note 2.q presents information and any significant changes to the provisions and contingent assets and liabilities of the Bank between December 31, 2025 and December 31, 2024.

c.4) Change of business Strategy

In the first quarter of 2025, Banco Santander changed the way it manages part of its portfolio of pre-and post-fixed government securities, financial instruments that are part of its portfolio called ALCO (assets and liability management). The new strategy is based on a long-term investment profile, aiming to ensure greater financial stability, avoiding volatility in the Bank's equity (including for prudential purposes).

Management adopted the Amortized Cost (AC) accounting classification for part of the ALCO portfolio, which better reflects the objective of the business model strategy, see note 6.